General and administrative expenses - Schedule of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Selling, general and administrative expense [Abstract]
Management fees, salaries and wages	$ 598,629	$ 761,373
Marketing	466,429	95,848
Office, administration, and regulatory	2,061,063	1,409,627
Professional fees, advisory, and consulting	2,005,562	2,163,987
Travel	10,462	307,582
Total	$ 5,142,145	$ 4,738,417